Accounts Receivable (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Maximum
Accounts Receivable
Term of credit for customers	4 months	4 months
Advances from customers	$ 99,378	601,602	813,679
Term of letters of credit				90 days
Accounts receivable denominated in currencies other than the RMB (as a percent)	30.00%	30.00%	31.00%
Accounts receivable pledged to secure short-term bank borrowings	$ 53,290	322,599	0